ORIX Corporation Shareholders' Equity	12 Months Ended
Mar. 31, 2013
ORIX Corporation Shareholders' Equity

21. ORIX Corporation Shareholders’ Equity

Changes in the number of shares issued in fiscal 2011, 2012 and 2013 are as follows:

	Number of shares
	2011	2012	2013
Beginning balance	1,102,299,480	1,102,458,460	1,102,544,220
Exercise of stock options	140,000	77,000	499,000
Conversion of convertible bonds	18,980	8,760	145,671,540

Ending balance	1,102,458,460	1,102,544,220	1,248,714,760

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. Changes in the number of shares issued have been adjusted retrospectively to reflect the stock split for all periods presented.

The Japanese Companies Act (the “Act”), which became effective on May 1, 2006, provides that an amount equivalent to 10% of any dividends resulting from appropriation of retained earnings be appropriated to the legal reserve until the aggregate amount of the additional paid-in capital and the legal reserve equals 25% of the issued capital. The Act also provides that both additional paid-in capital and the legal reserve are not available for dividends but may be capitalized or may be reduced by resolution of the general meeting of shareholders. However, if specified in the Company’s articles of incorporation, dividends can be declared by the Board of Directors instead of the general meeting of shareholders. In accordance with this, the Board of Directors of the Company resolved in May 2013 that a total of ¥15,878 million dividends shall be distributed to the shareholders of record as of March 31, 2013. The liability for declared dividends and related impact on total equity is accounted for in the period of such Board of Directors’ resolution.

The Act provides that at least one-half of amounts paid for new shares are included in common stock when they are issued. In conformity therewith, the Company has divided the principal amount of bonds converted into common stock and proceeds received from the issuance of common stock, including the exercise of warrants and stock acquisition rights, equally between common stock and additional paid-in capital, and set off expenses related to the issuance from the additional paid-in capital.

The amount available for dividends under the Act is calculated based on the amount recorded in the Company’s non-consolidated financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, the amount available for dividends is ¥258,000 million as of March 31, 2013.

Retained earnings at March 31, 2013 include ¥40,063 million relating to equity in undistributed earnings of the companies accounted for by the equity method.

As of March 31, 2013, the restricted net assets of certain subsidiaries, which include regulatory capital requirements mainly for banking operations and life insurance of ¥40,738 million, do not exceed 25% of consolidated net assets.